Leases - Summary of Supplemental Balance Sheet Information Related to Leases (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted-average remaining lease term Operating leases	2 years 2 months 12 days	1 year 2 months 12 days	1 year 10 months 24 days
Weighted-average discount rate Operating lease	3.94%	4.55%	4.58%